Note Related party transactions (Impact on the results of operations of transactions between the Corporation and EVERTEC) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Related Party Transaction [Line Items]
Related Party Transaction, Amounts of Transaction	$ 2,639	$ 29,488
EVERTEC Inc. | Deposits
Related Party Transaction [Line Items]
Interest Expense Related Party	(64)	(58)	$ (67)
EVERTEC Inc. | Other Fee Revenue
Related Party Transaction [Line Items]
Related Party Transaction Revenues From Transactions With Related Party	29,739	27,816	26,646
EVERTEC Inc. | Rental Income
Related Party Transaction [Line Items]
Related Party Transaction Revenues From Transactions With Related Party	6,995	6,898	6,874
EVERTEC Inc. | Processing Fees
Related Party Transaction [Line Items]
Expenses from Transactions with related party	(178,524)	(164,809)	(154,839)
EVERTEC Inc. | Other Expense
Related Party Transaction [Line Items]
Related Party Transaction Revenues From Transactions With Related Party	1,052	1,311	1,012
EVERTEC Inc. | Total
Related Party Transaction [Line Items]
Related Party Transaction, Amounts of Transaction	$ (140,802)	$ (128,842)	$ (120,374)